Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jul. 21, 2015 JPY (¥) ¥ / shares	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)	Mar. 31, 2016 JPY (¥)
Debt Instrument [Line Items]
Short-term borrowings					¥ 464,655		¥ 149,272
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson | $				$ 1,365
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, repayment amount | $		$ 683	$ 682
Long-term debt including current portion					734,886		744,273
Securities Pledged as Collateral
Debt Instrument [Line Items]
Long-term borrowings					50,000
Pledged housing loans, book value					87,627
Minimum
Debt Instrument [Line Items]
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, maturity terms				6 years
Maximum
Debt Instrument [Line Items]
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, maturity terms				10 years
Committed Lines of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity					¥ 524,880
Line of credit facility, period up to which company can borrow					180 days
Commercial Paper Programs
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity					¥ 836,570
Line of credit facility, period up to which company can borrow					270 days
Repurchase agreement, weighted average interest rate of 0.01%
Debt Instrument [Line Items]
Short-term borrowings					¥ 310,609		62,805
Securities investments pledged as collateral, book value					247,961
Cash settlements, variation margins of futures markets and certain other purposes
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					14,330
Secured Loans Weighted Average Interest Rate 0.00%
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					61,994
Short-term borrowings					20,000
Secured Loans Weighted Average Interest Rate 0.00% | Securities Pledged as Collateral
Debt Instrument [Line Items]
Short-term borrowings					20,000
Long-term borrowings					20,000
Secured Call Money Weighted Average Interest Rate 0.08%
Debt Instrument [Line Items]
Short-term borrowings					70,000
Secured Call Money Weighted Average Interest Rate 0.08% | Securities Pledged as Collateral
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					88,007
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 120,000				¥ 120,000		¥ 120,000
Debt instrument interest rate	130.00%
Stock acquisition rights, start date	Sep. 01, 2015
Conversion price per common share | ¥ / shares	¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares	¥ 25
Debt instrument outstanding percentage	100.00%
Debt instrument redeemable date	Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days	130.00%
Debt instrument, convertible, consecutive trading days	20 days
Basis for conversion bonds outstanding					If the closing sales price per share of Sony's common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days.
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Stock acquisition rights, end date	Sep. 28, 2022
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 3,526.5
Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt						¥ 200,000